SHARE BASED PAYMENTS - Directors and Prescribed Officers (Details) - Sibanye 2017 and 2013 Share Plans [Member]	12 Months Ended
Dec. 31, 2017 ZAR (R) EquityInstruments
Neal Froneman
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	1,421,434
Number of instruments, granted	3,254,046
Number of instruments, exercised	1,164,811
Average price of instruments exercised | R	R 22.23
Share proceeds from instruments | R	R 25,890,953
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,510,669
Charl Keyter
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	598,360
Number of instruments, granted	1,547,398
Number of instruments, exercised	441,890
Average price of instruments exercised | R	R 21.09
Share proceeds from instruments | R	R 9,321,625
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,703,868
Chris Bateman
SHARE-BASED PAYMENTS
Number of instruments, granted	413,920
Number of other equity instruments outstanding in share-based payment arrangement at end of period	413,920
Hartley Dikgale
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	288,235
Number of instruments, granted	854,177
Number of instruments, exercised	249,867
Average price of instruments exercised | R	R 21.73
Share proceeds from instruments | R	R 5,429,285
Number of other equity instruments outstanding in share-based payment arrangement at end of period	892,545
Dawie Mostert
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	345,231
Number of instruments, granted	890,147
Number of instruments, exercised	256,239
Average price of instruments exercised | R	R 20.56
Share proceeds from instruments | R	R 5,269,478
Number of other equity instruments outstanding in share-based payment arrangement at end of period	979,139
Jean Nel
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	166,151
Number of instruments, forfeited	166,151
Number of other equity instruments outstanding in share-based payment arrangement at end of period
Themba Nkosi
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	67,666
Number of instruments, granted	625,869
Number of instruments, exercised	53,463
Average price of instruments exercised | R	R 12.56
Share proceeds from instruments | R	R 671,388
Number of other equity instruments outstanding in share-based payment arrangement at end of period	640,072
Wayne Robinson
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	324,682
Number of instruments, granted	921,495
Number of instruments, exercised	165,169
Average price of instruments exercised | R	R 13.26
Share proceeds from instruments | R	R 2,189,959
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,081,008
Richard Stewart
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	484,170
Number of instruments, granted	1,132,375
Number of instruments, exercised	147,356
Average price of instruments exercised | R	R 14.39
Share proceeds from instruments | R	R 2,120,644
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,469,189
Robert van Niekerk
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	445,920
Number of instruments, granted	1,280,519
Number of instruments, exercised	361,056
Average price of instruments exercised | R	R 21.80
Share proceeds from instruments | R	R 7,870,624
Number of other equity instruments outstanding in share-based payment arrangement at end of period	1,365,383
John Wallington
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	126,740
Number of instruments, granted	717,372
Number of instruments, exercised	39,414
Average price of instruments exercised | R	R 11.28
Share proceeds from instruments | R	R 444,590
Number of other equity instruments outstanding in share-based payment arrangement at end of period	804,698